Deferred income taxes (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss before taxes - continued operations	R$ (1,984,706)	R$ (2,805,044)	R$ (34,788)
Nominal tax rate	34.00%	34.00%	34.00%
Benefit at nominal rate	R$ 674,800	R$ 953,715	R$ 11,828
Adjustments to income taxes
Income from associates and joint ventures	(1,110)	366	8,626
Difference of tax rates on results of foreign subsidiaries	(536,428)	212,753	244,822
Difference of functional currency of foreign subsidiaries	(190,743)	(538,002)	(129)
Deferred tax assets not recognized (1)		(967,103)	(840,457)
Recognition of tax assets from previous years	61,348	(77,964)	1,025,000
Interest on taxes	140,056	83,235	104,789
Profits taxed by foreign jurisdictions	(110,655)	(31,400)	(33,455)
Transfer price	(101,554)	(24,995)	(71,634)
Tax paid on international subsidiaries	26,416	21,061
Investment grant	118,793	114,913	109,591
Other permanent differences	34,931	(32,213)	(6,879)
Total	R$ 115,854	R$ (285,634)	R$ 552,102
Effective rate	5.80%	(10.20%)	1587.00%
Current tax	R$ (128,318)	R$ (77,574)	R$ (255,642)
Deferred tax	R$ 244,172	R$ (208,060)	R$ 807,744